Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 26,454		$ 22,578
Additions	449		7,162
Re-estimations	9,554		2,325
Depreciation	(10,229)	[1]	(5,611)	[2]
Interest expense	(1,925)		(1,079)		$ (1,641)
Ending balance	26,228		26,454		22,578
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	27,074		23,681
Additions	449		7,162
Re-estimations	(9,554)		(2,242)
Payments	11,494		8,911
Interest expense	(3,611)	[3]	(2,900)	[4]
Ending balance	29,194		27,074		23,681
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,211		1,319
Re-estimations	348		367
Depreciation	(573)	[1]	(475)	[2]
Ending balance	986		1,211		1,319
Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25,243		21,259
Additions	449		7,162
Re-estimations	9,206		1,958
Depreciation	(9,656)	[1]	(5,136)	[2]
Ending balance	$ 25,242		$ 25,243		$ 21,259

[1]	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,827.
[2]	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,902.
[3]	Including drilling agreements capitalized as “ W orks in progress” for 1,686.
[4]	Including drilling agreements capitalized as “ W orks in progress” for 1,821.